Common Stock and Stock Plans, Stock Option Plans (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Incentive Compensation Plans [Member]
Summary of Stock Options
Options outstanding as of December 31, 2017 (in shares) | shares	20,179,179
Canceled or forfeited (in shares) | shares	(1,886,251)
Exercised (in shares) | shares	(9,949,771)
Options exercisable and outstanding as of December 31, 2018 (in shares) | shares	8,343,157
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	2 months 13 days
Options outstanding, aggregate intrinsic value | $	$ 272
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2017 (in dollars per share) | $ / shares	$ 32.80
Canceled or forfeited (in dollars per share) | $ / shares	172.36
Exercised (in dollars per share) | $ / shares	22.50
Options outstanding as of December 31, 2018 (in dollars per share) | $ / shares	$ 13.46
Director Awards [Member]
Summary of Stock Options
Options outstanding as of December 31, 2017 (in shares) | shares	104,900
Exercised (in shares) | shares	(104,900)
Options exercisable and outstanding as of December 31, 2018 (in shares) | shares	0
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	0 years
Options outstanding, aggregate intrinsic value | $	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2017 (in dollars per share) | $ / shares	$ 29.87
Exercised (in dollars per share) | $ / shares	29.88
Options outstanding as of December 31, 2018 (in dollars per share) | $ / shares	$ 0.00